UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

                                  OCM GOLD FUND
                    Schedule of Investments - August 31, 2005
                                   (Unaudited)
    Shares                                                            Value
   -------                                                           -------

           COMMON STOCKS                                96.5%
           MAJOR GOLD PRODUCERS                         36.7%
   169,500 AngloGold Ashanti Ltd. ADR                              $ 6,015,555
    50,000 Barrick Gold Corp.                                        1,311,000
    35,000 Compania de Minas Buenaventura S.A.u. ADR                   868,350
    10,000 Freeport-McMoRan Copper & Gold, Inc.                        421,700
   270,000 Gold Fields Ltd. ADR                                      3,094,200
   225,000 Harmony Gold Mining Co. Ltd. ADR                          1,703,250
   275,000 Kinross Gold Corp. *                                      1,738,000
   179,994 Newmont Mining Corp.                                      7,124,163
   200,000 Placer Dome, Inc.                                         2,924,000
                                                                   -----------
                                                                    25,200,218
                                                                   -----------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS         29.6%
   100,000 Agnico-Eagle Mines Ltd.                                   1,308,000
   350,000 Bema Gold Corp. *                                           827,792
   190,000 Cambior, Inc.*                                              368,600
   125,000 Glamis Gold Ltd. *                                        2,377,500
   467,500 Goldcorp, Inc.                                            8,443,050
   425,000 IAMGOLD Corp.                                             2,987,750
   100,000 Meridian Gold, Inc. *                                     1,889,000
   140,000 Randgold Resources Ltd. ADR *                             1,864,800
   350,000 Resolute Mining Ltd.*                                       226,095
                                                                   -----------
                                                                    20,292,587
                                                                   -----------
           JUNIOR GOLD PRODUCERS                        11.4%
   256,250 Apollo Gold Corp. *                                          58,234
   400,000 Central Asia Gold Ltd.*                                     183,280
 1,000,000 Claude Resources, Inc. *                                    760,000
   250,000 Crystallex International Corp.*                             657,500
   430,000 Eldorado Gold Corp. *                                     1,292,063
   150,000 Glencairn Gold Corp. *                                       53,657
   457,000 Golden Cayman Islandscle Gold Corp. *                     1,382,425
   359,000 Golden Star Resources Ltd. *                              1,066,230
   131,300 Guinor Gold Corp.*                                          104,987
   100,000 Mexgold Resources, Inc.*                                    247,454
   400,000 Northgate Minerals Corp. *                                  481,441
   500,000 Oxiana Ltd.*                                                416,886
   352,000 Queenstake Resources Ltd. *                                  57,773
   150,000 River Gold Mines Ltd. *                                     160,340
   250,000 Sino Gold Ltd.*                                             342,710
   150,000 Yamana Gold, Inc.*                                          577,500
                                                                   -----------
                                                                     7,842,480
                                                                   -----------

See notes to schedule of investments.

           EXPLORATION AND DEVELOPMENT COMPANIES         9.9%
   200,000 Addwest Minerals International Ltd.*+                             -
   206,812 Altius Minerals Corp.*                                      617,947
   125,000 Anatolia Minerals Development Ltd. *                        150,450
   219,100 Aquiline Resources, Inc.*                                   245,268
   500,000 Birim Goldfields, Inc. *                                    168,336
   200,000 Bolivar Gold Corp.*                                         446,090
   300,000 Capstone Gold Corp.*                                        202,003
   150,000 Cardero Resource Corp. *                                    401,481
   262,500 Desert Sun Mining Corp.*                                    426,416
   360,000 Erdene Gold, Inc. *                                         272,704
   300,000 First Narrows Resources Corp. *                              56,813
   125,000 Fronteer Development Group, Inc. *                          338,776
   146,000 Gateway Gold Corp.*                                         129,030
   500,000 Geodex Minerals Ltd.*                                        46,292
   250,000 Maximus Ventures Ltd. *                                      23,146
   106,500 Metallica Resources, Inc. *                                 138,940
   150,000 Mundoro Mining, Inc.*                                       303,005
   142,400 Nevsun Resources Ltd. *                                     224,129
   300,000 North American Gold, Inc.*                                  166,653
   300,333 Northern Lion Gold Corp.*                                    94,794
   150,000 Orezone Resources, Inc.*                                    231,041
   200,000 Radius Gold, Inc. *                                         104,368
   300,000 Red Back Mining, Inc.*                                      426,732
   300,000 Riddarhyttan Resources AB*                                  428,628
   300,000 Sabina Resources Ltd.*                                      154,027
   429,250 Strongbow Exploration, Inc.*                                102,968
   207,700 Sunridge Gold Corp.*                                        117,127
   100,000 Viceroy Exploration Ltd. *                                  252,504
   250,000 Wolfden Resources, Inc. *                                   462,924
   250,000 X-Cal Resources Ltd.*                                        51,553
    11,880 Yilgarn Mining Ltd. *                                         1,472
                                                                   -----------
                                                                     6,785,617
                                                                   -----------
           OTHER                                         6.2%
   178,000 Endeavour Mining Capital Corp.                              468,934
    40,000 Royal Gold, Inc.                                            955,200
    65,000 streetTRACKS Gold Trust *                                 2,821,000
                                                                   -----------
                                                                     4,245,134
                                                                   -----------
           PRIMARY SILVER PRODUCERS                      2.7%
   500,000 Excellon Resources, Inc.*                                    71,543
   197,100 Hecla Mining Co. *                                          701,676
    48,075 Pan American Silver Corp. *                                 747,366
   100,000 Silver Wheaton Corp.*                                       355,000
                                                                   -----------
                                                                     1,875,585
                                                                   -----------

           TOTAL COMMON STOCKS (cost $40,878,024)                   66,241,621
                                                                   -----------


See notes to schedule of investments.

           WARRANTS                                      1.2%
    37,500 African Gold Group, Inc.*^
             Exp. 10/14/2005                                                 -
    62,500 Anatolia Minerals Development Ltd.*^
             Exp. 12/15/2006                                                 -
    50,000 Apollo Gold Corp. *^
             Exp. 12/23/2006                                                 -
    50,000 Bema Gold Corp. *
             Exp. 10/27/2007                                            56,393
    50,000 Bolivar Gold Corp.*
             Exp. 8/25/2008                                             52,605
    55,556 Canyon Resources Corp.*^
             Exp. 12/1/2005                                                  -
   100,000 Capstone Gold Corp.*^
             Exp. 1/26/2006                                                  -
    89,000 Endeavour Mining Capital Corp.*
             Exp. 11/10/2008                                            44,946
   125,000 Geodex Minerals Ltd.*^
             Exp. 12/31/2005                                                 -
    75,000 Glencairn Gold Corp.*
             Exp. 11/26/2008                                             6,313
   150,000 Goldcorp, Inc.*
             Exp. 5/30/2007                                            463,976
    50,000 Mexgold Resources, Inc.*^
             Exp. 2/26/2006                                             18,517
    35,000 Nevsun Resources Ltd.*^
             Exp. 12/18/2008                                                 -
   150,000 North American Gold, Inc.*^
             Exp. 4/29/2006                                                  -
   110,000 Northgate Minerals Corp. *
             Exp. 12/28/2006                                            11,110
    24,038 Pan American Silver Corp. *
             Exp. 2/20/2008                                            150,933
    50,000 Radius Gold, Inc.*^
             Exp. 11/13/2005                                                 -
    50,000 Silver Wheaton Corp.*
             Exp. 8/5/2009                                              17,254
   100,000 Sunridge Gold Corp.*^
             Exp. 9/12/2005                                                  -
                                                                   -----------

           TOTAL WARRANTS (cost $110,472)                              822,047
                                                                   -----------

           PREFERRED STOCKS                              0.6%
    10,000 Freeport-McMoRan Copper & Gold, Inc.                        432,600
                                                                   -----------
           TOTAL PREFERRED STOCKS (cost $169,900)                      432,600
                                                                   -----------

See notes to schedule of investments.

  Principal
    Amount
  ---------
           SHORT-TERM INVESTMENT                         0.5%
 $ 324,751 UMB Bank Money Market Fiduciary, 1.97%                      324,751
                                                                   -----------
           TOTAL SHORT-TERM INVESTMENT (cost $324,751)                 324,751
                                                                   -----------
           TOTAL INVESTMENTS (cost $41,483,147)         98.8%       67,821,019
           OTHER ASSETS LESS LIABILITIES                 1.2%          809,610
                                                                   -----------
           NET ASSETS                                  100.0%      $68,630,629
                                                                   ===========


* Non-income producing security.
+ Illiquid security.  Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees. At August 31, 2005, restricted securities totaled $18,517 or 0.03% of net assets and consisted of the following securities:


--------------------------------------------------------------------------------
                                    AUGUST 31, 2005
                                     CARRYING VALUE                  ACQUISITION
ISSUER                                  PER UNIT           COST          DATE
--------------------------------------------------------------------------------
African Gold Group, Inc.
Warrants Exp. 10/14/2005                      $ -          $ -        4/20/2004
Anatolia Minerals Development Ltd.
Warrants Exp. 12/15/2006                        -            -        6/14/2004
Apollo Gold Corp.
Warrants Exp. 12/23/2006                        -            -       12/23/2002
Canyon Resources Corp.
Warrants Exp. 12/1/2005                         -            -        9/29/2003
Capstone Gold Corp.
Warrants Exp. 1/26/2006                         -            -       12/15/2003
Geodex Minerals Ltd.
Warrants Exp. 12/31/2005                        -            -         1/6/2004
Mexgold Resources, Inc.
Warrants Exp. 2/26/2006                    0.3703            -        2/13/2004
Nevsun Resources Ltd.
Warrants Exp. 12/18/2008                        -            -       12/18/2003
North American Gold, Inc.
Warrants Exp. 4/29/2006                         -            -        4/30/2004
Radius Gold, Inc.
Warrants Exp. 11/13/2005                        -            -        11/5/2003
Sunridge Gold Corp.
Warrants Exp. 9/12/2005                         -            -        9/10/2003
--------------------------------------------------------------------------------

See notes to schedule of investments.

                        SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                                 PERCENT OF
Country                              Market Value          Investment Securities
--------------------------------------------------------------------------------
Australia                            $  1,170,443                    1.7%
Canada                                 37,998,398                   56.0
Cayman Islands                            513,880                    0.8
Jersey                                  1,864,800                    2.7
Peru                                      868,350                    1.3
South Africa                           10,813,005                   16.0
Sweden                                    428,628                    0.6
United States1                         14,163,515                   20.9
--------------------------------------------------------------------------------
TOTAL                                $ 67,821,019                  100.0%
--------------------------------------------------------------------------------


(1) Includes short-term securities


See notes to schedule of investments.

                                 OCM GOLD FUND
               Notes to Schedule of Investments - August 31, 2005
                                   (Unaudited)


NOTE 1.  ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                                  OCM GOLD FUND
         Notes to Schedule of Investments - August 31, 2005 (Continued)
                                   (Unaudited)

NOTE 3.  FEDERAL INCOME TAX INFORMATION

     At August 31, 2005, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:




          Cost of investments                                     $41,693,065
                                                              =================


          Unrealized appreciation                                 $29,083,093
          Unrealized depreciation                                  (2,955,139)
                                                              -----------------


          Net unrealized appreciation on investments              $26,127,954
                                                              =================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 4.  TRANSACTIONS WITH AFFILIATES

     The following is an analysis of transactions for the period ended August 31, 2005 in the Fund with "affiliated companies" as defined by the Investment Company Act of 1940:


                                                                               Amount of
                                                                               Dividends         Amount of Gain
                                                                              Credited to      (Loss) Realized on
                                                                             Income for the    Sale of Shares for
                                                                              period ended      the period ended
                                          Share Activity                    August 31, 2005      August 31, 2005
                ---------------------------------------------------------   ---------------    ------------------
                        Balance                         Stock     Balance
Security Name           11/30/04   Purchases   Sales    Split     8/31/05
-------------           --------   ---------   -----    -----     -------
Silver Wheaton, Inc.     500,000           -       -   (400,000)   100,000          -                  -


ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund


By:    /s/Gregory M. Orrell
       --------------------
       Gregory M. Orrell
       President

Date:  October 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Gregory M. Orrell
       --------------------
       Gregory M. Orrell
       President

Date:  October 10, 2005


By:    /s/Jacklyn Orrell
       -----------------
       Jacklyn Orrell
       Treasurer

Date:  October 10, 2005